As filed with the Securities and Exchange Commission

on May 3, 2016

Securities Act File No. 33-58125

Investment Company Act File No. 811-07261

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940	☒

Amendment No. 46	☒

(Check appropriate box or boxes)

Credit Suisse Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 325-2000

Karen Regan

Credit Suisse Trust

One Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copy to:

Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box)

☒                                  Immediately upon filing pursuant to paragraph (b)

☐                                    on (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2), or

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 3rd day of May, 2016.

CREDIT SUISSE TRUST

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ John G. Popp	Chief Executive Officer and President	May 3, 2016
John G. Popp

/s/ Rocco DelGuercio	Chief Financial Officer	May 3, 2016
Rocco DelGuercio

/s/ Steven N. Rappaport*	Chairman of the Board	May 3, 2016
Steven N. Rappaport

/s/ Jeffrey E. Garten*	Trustee	May 3, 2016
Jeffrey E. Garten

/s/ Enrique R. Arzac*	Trustee	May 3, 2016
Enrique R. Arzac

*By:	/s/ Karen Regan
Karen Regan, as Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase